COMMITMENTS - Operating leases (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Future minimum lease payments for operating leases	$ 621	$ 593
Not later than one year [member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Future minimum lease payments for operating leases	147	139
One to five years
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Future minimum lease payments for operating leases	317	283
Later than five years [member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Future minimum lease payments for operating leases	$ 157	$ 171